FORM 24F-2
                        Annual Notice of Securities Sold
                              Pusuant to Rule 24f-2
--------------------------------------------------------------------------------


1.   Names and address of issuer:

     EVERGREEN GROWTH & INCOME FUND
     2500 Westchester  Avenue
     Purchase,  New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN GROWTH & INCOME FUND


3.   Investment Company Act File Number:     811-4715

     Securities Act File Number:             33-6700



4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                      NONE


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                      300,200 Shares         $4,863,240


9.   Number and aggregate sale price of securities sold during the fiscal year:

        7,609,601 Shares                   $ 131,358,268



10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        7,309,401  Shares                   $  126,495,028


11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     Instruction B.7):

        310,913  Shares                      $ 5,712,264

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10): $ 126,495,028

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable): $ 5,712,264

    (iii) Aggregate price of shares redeemed or repurchased during the fiscal
          year (if applicable):   $ ($30,906,224)

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):  0


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable): $ 101,301,068


     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): / 2900


    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $ 34,931



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 28, 1996

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                              President & Treasurer

                               /s/ John J. Pileggi
                                   ---------------------



     Date    February 28, 1996